DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

February 28, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.4%
Basic Materials - 5.2%
Chemicals - 2.8%
Ashland LLC,
6.875%, 5/15/43	$10,000	$12,300
ASP Unifrax Holdings, Inc., 144A,
5.25%, 9/30/28	30,000	28,950
Axalta Coating Systems LLC, 144A,
3.375%, 2/15/29	10,000	9,200
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A,
4.75%, 6/15/27	10,000	10,088
Chemours Co., 144A,
5.75%, 11/15/28	25,000	24,625
Cornerstone Chemical Co., 144A,
6.75%, 8/15/24(a)	10,000	9,300
CVR Partners LP / CVR Nitrogen Finance Corp., 144A,
6.125%, 6/15/28	12,000	12,090
Element Solutions, Inc., 144A,
3.875%, 9/1/28	10,000	9,550
EverArc Escrow SARL, 144A,
5.00%, 10/30/29	10,000	9,300
HB Fuller Co.,
4.25%, 10/15/28	21,000	20,061
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 144A,
9.00%, 7/1/28	25,000	26,375
INEOS Quattro Finance 2 PLC, 144A,
3.375%, 1/15/26	15,000	14,365
Ingevity Corp., 144A,
4.50%, 2/1/26	45,000	44,775
LSF11 A5 HoldCo LLC, 144A,
6.625%, 10/15/29	25,000	23,844
Methanex Corp.
5.25%, 12/15/29	30,000	30,600
5.65%, 12/1/44	10,000	9,300
NOVA Chemicals Corp.
144A,4.875%, 6/1/24	50,000	50,633
144A,5.25%, 6/1/27	20,000	20,227
Olympus Water US Holding Corp.
144A,4.25%, 10/1/28	20,000	18,700
144A,6.25%, 10/1/29(a)	20,000	18,450
PMHC II, Inc., 144A,
9.00%, 2/15/30	15,000	14,531
Rain CII Carbon LLC / CII Carbon Corp., 144A,
7.25%, 4/1/25	10,000	10,088
Rayonier AM Products, Inc., 144A,
5.50%, 6/1/24(a)	20,000	19,712
SCIH Salt Holdings, Inc., 144A,
6.625%, 5/1/29(a)	30,000	28,350
TPC Group, Inc., 144A,
10.50%, 8/1/24(b)	10,000	5,588
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
144A,5.375%, 9/1/25	15,000	15,150
144A,5.125%, 4/1/29	10,000	9,505
Tronox, Inc., 144A,
4.625%, 3/15/29	35,000	33,150
Valvoline, Inc., 144A,
4.25%, 2/15/30	52,000	49,403
Venator Finance Sarl / Venator Materials LLC, 144A,
5.75%, 7/15/25(a)	10,000	9,050
WR Grace Holdings LLC
144A,5.625%, 10/1/24	20,000	20,450
144A,4.875%, 6/15/27	15,000	14,925
144A,5.625%, 8/15/29	30,000	28,350

(Cost $678,674)		660,985

Forest Products & Paper - 0.4%
Clearwater Paper Corp., 144A,
4.75%, 8/15/28	10,000	9,458
Domtar Corp., 144A,
6.75%, 10/1/28	17,000	17,069
Glatfelter Corp., 144A,
4.75%, 11/15/29	25,000	23,967
Mercer International, Inc.,
5.125%, 2/1/29	25,000	24,523
Sylvamo Corp., 144A,
7.00%, 9/1/29	10,000	10,075

(Cost $87,755)		85,092

Iron/Steel - 0.8%
Allegheny Technologies, Inc.,
5.125%, 10/1/31	20,000	19,575
Big River Steel LLC / BRS Finance Corp., 144A,
6.625%, 1/31/29	37,000	38,850
Carpenter Technology Corp.,
6.375%, 7/15/28	20,000	20,275
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	25,000	25,812
6.25%, 10/1/40	29,000	29,145
Infrabuild Australia Pty Ltd., 144A,
12.00%, 10/1/24	7,000	7,245
Mineral Resources Ltd., 144A,
8.125%, 5/1/27	21,000	22,313
United States Steel Corp.
6.875%, 3/1/29	10,000	10,300
6.65%, 6/1/37	10,000	10,049

(Cost $178,732)		183,564

Mining - 1.2%
Arconic Corp., 144A,
6.125%, 2/15/28	18,000	18,450
Compass Minerals International, Inc., 144A,
6.75%, 12/1/27	25,000	25,875
Constellium SE, 144A,
3.75%, 4/15/29	30,000	27,675
Eldorado Gold Corp., 144A,
6.25%, 9/1/29	10,000	10,050
FMG Resources August 2006 Pty Ltd.
144A,5.125%, 5/15/24	98,000	101,215
144A,4.375%, 4/1/31	25,000	24,344
Hudbay Minerals, Inc., 144A,
6.125%, 4/1/29	6,000	6,150
JW Aluminum Continuous Cast Co., 144A,
10.25%, 6/1/26	15,000	15,769
Kaiser Aluminum Corp., 144A,
4.50%, 6/1/31	15,000	13,556
Novelis Corp., 144A,
4.75%, 1/30/30	40,000	39,194

(Cost $287,655)		282,278

Communications - 16.9%
Advertising - 1.0%
Advantage Sales & Marketing, Inc., 144A,
6.50%, 11/15/28	20,000	20,200

Clear Channel Outdoor Holdings, Inc.
144A,7.75%, 4/15/28	35,000	36,181
144A,7.50%, 6/1/29	35,000	36,382
Lamar Media Corp.,
3.75%, 2/15/28	50,000	48,188
Midas OpCo Holdings LLC, 144A,
5.625%, 8/15/29	20,000	19,700
National CineMedia LLC, 144A,
5.875%, 4/15/28(a)	10,000	8,903
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A,
5.00%, 8/15/27	40,000	39,750
Terrier Media Buyer, Inc., 144A,
8.875%, 12/15/27	20,000	20,600

(Cost $232,003)		229,904

Internet - 0.6%
ANGI Group LLC, 144A,
3.875%, 8/15/28(a)	10,000	8,922
Arches Buyer, Inc., 144A,
6.125%, 12/1/28(a)	15,000	14,198
Endurance International Group Holdings, Inc., 144A,
6.00%, 2/15/29(a)	10,000	8,200
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	10,000	10,225
144A,3.50%, 3/1/29(a)	40,000	38,017
Match Group Holdings II LLC, 144A,
4.625%, 6/1/28(a)	20,000	20,129
Photo Holdings Merger Sub, Inc., 144A,
8.50%, 10/1/26	25,000	24,950
Rakuten Group, Inc., 144A,
5.125%, Perpetual(c)	30,000	28,205

(Cost $162,452)		152,846

Media - 7.9%
AMC Networks, Inc.,
4.25%, 2/15/29	20,000	18,775
Cable One, Inc., 144A,
4.00%, 11/15/30(a)	10,000	9,275
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.125%, 5/1/27	175,000	177,697
144A,4.25%, 2/1/31	100,000	94,030
4.50%, 5/1/32	50,000	47,750
CSC Holdings LLC
144A,5.50%, 4/15/27	25,000	25,031
144A,5.375%, 2/1/28	20,000	19,507
144A,6.50%, 2/1/29	30,000	30,525
144A,4.625%, 12/1/30	35,000	29,251
144A,4.50%, 11/15/31	30,000	27,450
144A,5.00%, 11/15/31	80,000	66,800
Cumulus Media New Holdings, Inc., 144A,
6.75%, 7/1/26(a)	10,000	10,212
Diamond Sports Group LLC / Diamond Sports Finance Co., 144A,
6.625%, 8/15/27	50,000	11,875
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A,
5.875%, 8/15/27	90,000	90,082
DISH DBS Corp.
5.875%, 11/15/24	60,000	60,150
7.75%, 7/1/26	70,000	71,050
144A,5.25%, 12/1/26	50,000	49,172
144A,5.75%, 12/1/28	40,000	38,400
Gray Escrow II, Inc., 144A,
5.375%, 11/15/31	50,000	48,265
Gray Television, Inc., 144A,
7.00%, 5/15/27	50,000	52,650
iHeartCommunications, Inc., 144A,
4.75%, 1/15/28	50,000	48,625
LCPR Senior Secured Financing DAC, 144A,
5.125%, 7/15/29	40,000	38,640
Liberty Interactive LLC,
8.25%, 2/1/30	15,000	14,751
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	10,000	9,510
144A,8.00%, 8/1/29	10,000	8,962
News Corp., 144A,
3.875%, 5/15/29	50,000	47,312
Nexstar Media, Inc., 144A,
5.625%, 7/15/27	100,000	102,750
Quebecor Media, Inc.,
5.75%, 1/15/23	50,000	51,125
Radiate Holdco LLC / Radiate Finance, Inc., 144A,
6.50%, 9/15/28	25,000	23,875
Scripps Escrow II, Inc., 144A,
5.375%, 1/15/31	20,000	19,055
Sinclair Television Group, Inc., 144A,
5.50%, 3/1/30	20,000	17,650
Sirius XM Radio, Inc.
144A,5.00%, 8/1/27	80,000	80,800
144A,4.00%, 7/15/28	30,000	28,988
144A,5.50%, 7/1/29	54,000	55,485
144A,4.125%, 7/1/30	10,000	9,502
144A,3.875%, 9/1/31	20,000	18,494
TEGNA, Inc.
4.625%, 3/15/28	20,000	20,012
5.00%, 9/15/29	25,000	25,055
Univision Communications, Inc.
144A,6.625%, 6/1/27	50,000	51,688
144A,4.50%, 5/1/29	20,000	19,050
UPC Broadband Finco BV, 144A,
4.875%, 7/15/31	10,000	9,616
UPC Holding BV, 144A,
5.50%, 1/15/28	100,000	98,000
Virgin Media Vendor Financing Notes IV DAC, 144A,
5.00%, 7/15/28	25,000	23,889
Ziggo BV, 144A,
4.875%, 1/15/30	40,000	38,550

(Cost $1,921,847)		1,839,331

Telecommunications - 7.4%
Altice France Holding SA, 144A,
6.00%, 2/15/28	35,000	31,106
Altice France SA
144A,8.125%, 2/1/27	30,000	31,644
144A,5.50%, 1/15/28	62,000	58,280
144A,5.125%, 7/15/29	25,000	22,750
Avaya, Inc., 144A,
6.125%, 9/15/28	15,000	14,528

CommScope Technologies LLC, 144A,
5.00%, 3/15/27	50,000	44,833
CommScope, Inc.
144A,6.00%, 3/1/26	50,000	51,322
144A,8.25%, 3/1/27	50,000	50,000
144A,4.75%, 9/1/29	25,000	23,297
Connect Finco SARL / Connect US Finco LLC, 144A,
6.75%, 10/1/26	50,000	50,875
Consolidated Communications, Inc., 144A,
6.50%, 10/1/28	45,000	45,000
Embarq Corp.,
7.995%, 6/1/36	35,000	34,965
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	15,000	15,244
144A,5.00%, 5/1/28	25,000	24,344
144A,6.75%, 5/1/29	25,000	24,320
144A,6.00%, 1/15/30	25,000	23,334
Hughes Satellite Systems Corp., 5.25%, 8/1/26	20,000	20,606
Iliad Holding SASU
144A,6.50%, 10/15/26	20,000	19,900
144A,7.00%, 10/15/28	20,000	19,943
Intrado Corp., 144A,
8.50%, 10/15/25(a)	10,000	9,225
Level 3 Financing, Inc., 144A,
4.25%, 7/1/28	25,000	23,156
Ligado Networks LLC
144A,15.50%, 11/1/23 PIK	14,700	11,374
144A,17.50%, 5/1/24 PIK	16,312	7,422
LogMeIn, Inc., 144A,
5.50%, 9/1/27	10,000	9,537
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	100,000	104,750
144A,4.00%, 2/15/27	25,000	23,831
144A,5.375%, 6/15/29	25,000	21,817
Series P, 7.60%, 9/15/39	10,000	8,826
Series U, 7.65%, 3/15/42	10,000	8,850
Nokia OYJ,
6.625%, 5/15/39	25,000	29,955
Plantronics, Inc., 144A,
4.75%, 3/1/29(a)	26,000	23,189
SoftBank Group Corp., REGS,
3.125%, 1/6/25	200,000	189,810
Sprint Capital Corp.
6.875%, 11/15/28	35,000	41,674
8.75%, 3/15/32	70,000	97,475
Sprint Corp.,
7.125%, 6/15/24	20,000	21,706
Switch Ltd., 144A,
3.75%, 9/15/28	25,000	23,789
Telecom Italia Capital SA,
7.721%, 6/4/38	50,000	51,875
Telesat Canada / Telesat LLC, 144A,
6.50%, 10/15/27	25,000	12,688
T-Mobile USA, Inc.
2.625%, 4/15/26	10,000	9,842
5.375%, 4/15/27	75,000	77,531
3.50%, 4/15/31	50,000	49,626
United States Cellular Corp.,
6.70%, 12/15/33(a)	10,000	10,838
Viasat, Inc., 144A,
5.625%, 9/15/25	50,000	47,890
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	25,000	23,109
144A,4.75%, 7/15/31	20,000	19,274
Vodafone Group PLC
7.00%, 4/4/79	60,000	66,450
5.125%, 6/4/81	25,000	22,500
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A,
7.75%, 8/15/28	30,000	30,432
Zayo Group Holdings, Inc., 144A,
6.125%, 3/1/28	25,000	23,262

(Cost $1,801,695)		1,707,994

Consumer, Cyclical - 19.1%
Airlines - 1.2%
American Airlines Inc/AAdvantage Loyalty IP Ltd.
144A,5.50%, 4/20/26	60,000	61,593
144A,5.75%, 4/20/29	30,000	30,707
American Airlines, Inc., 144A,
11.75%, 7/15/25	40,000	48,625
Delta Air Lines, Inc.,
7.375%, 1/15/26	60,000	67,511
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A,
5.75%, 1/20/26	20,000	20,400
United Airlines Holdings, Inc.,
4.875%, 1/15/25(a)	50,000	50,260

(Cost $262,805)		279,096

Apparel - 0.7%
Hanesbrands, Inc., 144A,
4.625%, 5/15/24	42,000	42,630
William Carter Co., 144A,
5.50%, 5/15/25	115,000	117,875

(Cost $162,415)		160,505

Auto Manufacturers - 2.4%
Allison Transmission, Inc., 144A,
3.75%, 1/30/31	20,000	18,302
Aston Martin Capital Holdings Ltd., 144A,
10.50%, 11/30/25	40,000	41,650
Ford Motor Co.
4.346%, 12/8/26	100,000	102,562
9.625%, 4/22/30	25,000	34,439
7.45%, 7/16/31(a)	100,000	124,314
Ford Motor Credit Co. LLC,
5.125%, 6/16/25	200,000	209,700
Mclaren Finance PLC, 144A,
7.50%, 8/1/26	25,000	25,025
PM General Purchaser LLC, 144A,
9.50%, 10/1/28	10,000	9,450

(Cost $551,475)		565,442

Auto Parts & Equipment - 1.4%
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27(a)	30,000	30,712
Clarios Global LP / Clarios US Finance Co., 144A,
8.50%, 5/15/27	70,000	73,446

Cooper-Standard Automotive, Inc., 144A,
5.625%, 11/15/26(a)	35,000	24,238
Dana, Inc.
5.375%, 11/15/27	25,000	25,625
4.25%, 9/1/30	10,000	9,400
Dornoch Debt Merger Sub, Inc., 144A,
6.625%, 10/15/29	13,000	12,155
Goodyear Tire & Rubber Co.
5.25%, 4/30/31	25,000	24,450
5.625%, 4/30/33	25,000	24,020
Real Hero Merger Sub 2, Inc., 144A,
6.25%, 2/1/29	20,000	18,825
Tenneco, Inc.
5.00%, 7/15/26(a)	13,000	12,968
144A,5.125%, 4/15/29	28,000	28,105
ZF North America Capital, Inc., 144A,
4.75%, 4/29/25	30,000	30,300

(Cost $318,016)		314,244

Distribution/Wholesale - 1.0%
American Builders & Contractors Supply Co., Inc., 144A,
4.00%, 1/15/28	50,000	49,000
Avient Corp., 144A,
5.75%, 5/15/25	50,000	51,281
BCPE Empire Holdings, Inc., 144A,
7.625%, 5/1/27	14,000	13,370
G-III Apparel Group Ltd., 144A,
7.875%, 8/15/25	10,000	10,588
H&E Equipment Services, Inc., 144A,
3.875%, 12/15/28	46,000	43,276
Univar Solutions USA Inc., 144A,
5.125%, 12/1/27	20,000	20,400
Wolverine Escrow LLC, 144A,
9.00%, 11/15/26(a)	48,000	48,060

(Cost $229,573)		235,975

Entertainment - 2.7%
Affinity Gaming, 144A,
6.875%, 12/15/27	25,000	24,750
Allen Media LLC / Allen Media Co.-Issuer, Inc., 144A,
10.50%, 2/15/28	10,000	9,875
AMC Entertainment Holdings, Inc., 144A,
7.50%, 2/15/29	25,000	24,726
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25	50,000	51,931
144A,8.125%, 7/1/27(a)	50,000	54,015
Caesars Resort Collection LLC / CRC Finco, Inc., 144A,
5.75%, 7/1/25	50,000	51,390
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.375%, 4/15/27	50,000	50,625
Churchill Downs, Inc., 144A,
4.75%, 1/15/28	10,000	9,874
Cinemark USA, Inc., 144A,
5.25%, 7/15/28(a)	20,000	19,131
International Game Technology PLC, 144A,
6.50%, 2/15/25	65,000	68,900
Live Nation Entertainment, Inc., 144A,
6.50%, 5/15/27	25,000	26,891
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 144A,
4.875%, 5/1/29	20,000	19,600
Mohegan Gaming & Entertainment, 144A,
8.00%, 2/1/26	15,000	15,225
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 144A,
8.50%, 11/15/27	10,000	11,100
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29	10,000	9,099
144A,5.875%, 9/1/31	10,000	8,975
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A,
4.625%, 4/16/29	20,000	18,695
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 144A,
6.625%, 3/1/30	15,000	14,888
Scientific Games International, Inc., 144A,
8.25%, 3/15/26	75,000	78,713
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A,
4.875%, 11/1/27	15,000	14,775
WMG Acquisition Corp., 144A,
3.00%, 2/15/31	25,000	22,688
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A,
5.125%, 10/1/29	27,000	26,123

(Cost $629,957)		631,989

Food Service - 0.4%
Aramark Services, Inc., 144A,
5.00%, 4/1/25	54,000	54,702
TKC Holdings, Inc., 144A,
10.50%, 5/15/29	25,000	25,594

(Cost $81,702)		80,296

Home Builders - 1.1%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A,
4.875%, 2/15/30	25,000	22,812
Empire Communities Corp., 144A,
7.00%, 12/15/25	20,000	19,850
K Hovnanian Enterprises, Inc., 144A,
10.50%, 2/15/26	25,000	26,250
KB Home,
4.00%, 6/15/31	25,000	24,125
M/I Homes, Inc.,
4.95%, 2/1/28	25,000	24,495
Mattamy Group Corp., 144A,
5.25%, 12/15/27	10,000	10,055
Meritage Homes Corp.,
6.00%, 6/1/25	20,000	21,278
Picasso Finance Sub, Inc., 144A,
6.125%, 6/15/25	17,000	17,468
Shea Homes LP / Shea Homes Funding Corp., 144A,
4.75%, 2/15/28	10,000	9,650

Taylor Morrison Communities, Inc., 144A,
5.75%, 1/15/28	51,000	52,530
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.875%, 6/15/24	20,000	20,900

(Cost $256,367)		249,413

Home Furnishings - 0.1%
Tempur Sealy International, Inc., 144A,
3.875%, 10/15/31

(Cost $30,072)	30,000	27,038

Housewares - 0.5%
Newell Brands, Inc.
4.70%, 4/1/26	80,000	83,004
6.00%, 4/1/46	11,000	12,375
Scotts Miracle-Gro Co.,
4.00%, 4/1/31	20,000	18,350
SWF Escrow Issuer Corp., 144A,
6.50%, 10/1/29	10,000	9,000

(Cost $128,685)		122,729

Leisure Time - 1.3%
Life Time, Inc., 144A,
5.75%, 1/15/26	40,000	39,750
NCL Corp. Ltd.
144A,3.625%, 12/15/24	35,000	32,966
144A,5.875%, 3/15/26	40,000	38,700
Royal Caribbean Cruises Ltd.
144A,9.125%, 6/15/23	80,000	83,850
144A,5.50%, 8/31/26	15,000	14,933
144A,5.50%, 4/1/28	45,000	44,213
Viking Cruises Ltd., 144A,
5.875%, 9/15/27	25,000	23,281
VOC Escrow Ltd., 144A,
5.00%, 2/15/28	25,000	23,781

(Cost $296,547)		301,474

Lodging - 1.8%
Boyd Gaming Corp., 144A,
4.75%, 6/15/31	10,000	9,875
Genting New York LLC / GENNY Capital, Inc., 144A,
3.30%, 2/15/26	11,000	10,548
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	147,000	152,696
144A,4.00%, 5/1/31	50,000	48,998
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A,
5.00%, 6/1/29	20,000	19,550
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28	30,000	29,235
Station Casinos LLC, 144A,
4.50%, 2/15/28	15,000	14,494
Travel + Leisure Co.,
6.00%, 4/1/27	50,000	51,592
Wyndham Hotels & Resorts, Inc., 144A,
4.375%, 8/15/28	25,000	24,723
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A,
5.50%, 3/1/25	45,000	45,745

(Cost $398,773)		407,456

Retail - 4.4%
1011778 BC ULC / New Red Finance, Inc., 144A,
4.00%, 10/15/30	50,000	46,313
99 Escrow Issuer, Inc., 144A,
7.50%, 1/15/26	10,000	7,400
Asbury Automotive Group, Inc., 144A,
4.625%, 11/15/29	50,000	48,875
Bath & Body Works, Inc.,
6.875%, 11/1/35	50,000	55,511
Beacon Roofing Supply, Inc., 144A,
4.125%, 5/15/29	25,000	23,375
Bed Bath & Beyond, Inc.,
5.165%, 8/1/44	7,000	5,145
Carvana Co., 144A,
5.875%, 10/1/28(a)	25,000	22,437
Ferrellgas LP / Ferrellgas Finance Corp., 144A,
5.875%, 4/1/29	25,000	23,000
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144A,
6.75%, 1/15/30	30,000	28,633
FirstCash, Inc., 144A,
5.625%, 1/1/30	10,000	9,762
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 144A,
7.00%, 8/15/28	10,000	8,387
IRB Holding Corp., 144A,
7.00%, 6/15/25	50,000	52,384
LBM Acquisition LLC, 144A,
6.25%, 1/15/29	20,000	18,600
Lithia Motors, Inc.
144A,4.625%, 12/15/27	15,000	15,239
144A,4.375%, 1/15/31	50,000	49,750
Macy’s Retail Holdings LLC
3.625%, 6/1/24	14,000	14,350
5.125%, 1/15/42	15,000	13,275
Michaels Cos., Inc., 144A,
7.875%, 5/1/29	45,000	39,319
Murphy Oil USA, Inc., 144A,
3.75%, 2/15/31(a)	25,000	23,375
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A,
7.125%, 4/1/26	60,000	62,070
Nordstrom, Inc.,
4.375%, 4/1/30(a)	75,000	69,005
Park River Holdings, Inc.
144A,5.625%, 2/1/29	10,000	8,625
144A,6.75%, 8/1/29	10,000	9,223
Party City Holdings, Inc., 144A,
8.75%, 2/15/26	25,000	25,094
Penske Automotive Group, Inc.,
3.50%, 9/1/25	10,000	9,925
PetSmart, Inc. / PetSmart Finance Corp., 144A,
4.75%, 2/15/28	25,000	25,063
QVC, Inc.
4.45%, 2/15/25	50,000	49,875
5.95%, 3/15/43	5,000	4,114
Sizzling Platter LLC / Sizzling Platter Finance Corp., 144A,
8.50%, 11/28/25	10,000	9,650
Specialty Building Products Holdings LLC / SBP Finance Corp., 144A,
6.375%, 9/30/26	72,000	72,720
SRS Distribution, Inc., 144A,
6.00%, 12/1/29	25,000	23,750
Staples, Inc., 144A,
7.50%, 4/15/26	70,000	69,297

Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A,
5.00%, 6/1/31	20,000	19,200
Yum! Brands, Inc.
144A,4.75%, 1/15/30	50,000	50,913
5.35%, 11/1/43	10,000	10,200

(Cost $1,035,906)		1,023,854

Toys/Games/Hobbies - 0.1%
Mattel, Inc.
144A,3.375%, 4/1/26	25,000	24,952
144A,5.875%, 12/15/27	5,000	5,297

(Cost $31,182)		30,249

Consumer, Non-cyclical - 15.6%
Agriculture - 0.0%
Darling Ingredients, Inc., 144A,
5.25%, 4/15/27
(Cost $9,154)	9,000	9,180

Beverages - 0.2%
Primo Water Holdings, Inc., 144A,
4.375%, 4/30/29	15,000	14,006
Triton Water Holdings, Inc., 144A,
6.25%, 4/1/29	30,000	27,750

(Cost $44,619)		41,756

Biotechnology - 0.1%
Emergent BioSolutions, Inc., 144A,
3.875%, 8/15/28(a)
(Cost $23,678)	25,000	22,508

Commercial Services - 4.7%
Adtalem Global Education, Inc., 144A,
5.50%, 3/1/28	10,000	8,957
Albion Financing 2SARL, 144A,
8.75%, 4/15/27	20,000	19,360
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,6.625%, 7/15/26	50,000	51,327
144A,9.75%, 7/15/27	38,000	39,805
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A,
4.625%, 6/1/28	20,000	19,050
AMN Healthcare, Inc., 144A,
4.625%, 10/1/27	20,000	19,900
Aptim Corp., 144A,
7.75%, 6/15/25(a)	10,000	8,562
APX Group, Inc., 144A,
5.75%, 7/15/29	20,000	18,000
ASGN, Inc., 144A,
4.625%, 5/15/28	50,000	49,562
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A,
5.375%, 3/1/29(a)	49,000	48,448
Block, Inc., 144A,
3.50%, 6/1/31	30,000	28,264
Brink’s Co., 144A,
4.625%, 10/15/27	10,000	9,810
Garda World Security Corp.
144A,4.625%, 2/15/27	10,000	9,737
144A,6.00%, 6/1/29	12,000	10,980
Gartner, Inc.
144A,4.50%, 7/1/28	35,000	35,631
144A,3.75%, 10/1/30	25,000	24,359
Herc Holdings, Inc., 144A,
5.50%, 7/15/27	30,000	30,570
IHS Markit Ltd.,
4.75%, 8/1/28	50,000	55,978
Metis Merger Sub LLC, 144A,
6.50%, 5/15/29	20,000	18,350
MPH Acquisition Holdings LLC, 144A,
5.75%, 11/1/28(a)	25,000	22,687
NESCO Holdings II, Inc., 144A,
5.50%, 4/15/29	35,000	33,688
Nielsen Finance LLC / Nielsen Finance Co.
144A,5.625%, 10/1/28	50,000	48,499
144A,4.75%, 7/15/31	20,000	17,906
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.25%, 4/15/24	100,000	101,900
144A,5.75%, 4/15/26	30,000	30,900
144A,3.375%, 8/31/27	20,000	18,557
144A,6.25%, 1/15/28	25,000	24,250
PROG Holdings, Inc., 144A,
6.00%, 11/15/29	10,000	9,650
RR Donnelley & Sons Co., 144A,
8.50%, 4/15/29	25,000	41,250
Sabre GLBL, Inc., 144A,
7.375%, 9/1/25	50,000	51,938
Service Corp. International,
4.00%, 5/15/31	40,000	37,800
United Rentals North America, Inc.
4.875%, 1/15/28	100,000	102,306
5.25%, 1/15/30	15,000	15,581
WASH Multifamily Acquisition, Inc., 144A,
5.75%, 4/15/26	27,000	27,203

(Cost $1,104,887)		1,090,765

Cosmetics/Personal Care - 0.4%
Coty, Inc., 144A,
6.50%, 4/15/26	25,000	25,562
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	60,000	60,150
144A,4.125%, 4/1/29	10,000	9,440

(Cost $96,381)		95,152

Food - 2.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,5.875%, 2/15/28	73,000	74,820
144A,3.50%, 3/15/29	20,000	18,700
B&G Foods, Inc.,
5.25%, 4/1/25(a)	34,000	34,321
Kraft Heinz Foods Co.
3.00%, 6/1/26	15,000	15,083
5.00%, 7/15/35	10,000	11,245
6.875%, 1/26/39	10,000	13,198
144A,7.125%, 8/1/39	10,000	13,641
4.625%, 10/1/39	10,000	10,600
6.50%, 2/9/40	10,000	12,875

5.00%, 6/4/42	15,000	16,553
5.20%, 7/15/45	45,000	50,997
4.375%, 6/1/46	55,000	56,650
4.875%, 10/1/49	45,000	49,950
Lamb Weston Holdings, Inc., 144A,
4.125%, 1/31/30	40,000	38,712
Performance Food Group, Inc., 144A,
5.50%, 10/15/27	30,000	30,112
Post Holdings, Inc.
144A,4.625%, 4/15/30	50,000	47,188
144A,4.50%, 9/15/31	20,000	18,625
Safeway, Inc.,
7.25%, 2/1/31	10,000	11,025
TreeHouse Foods, Inc.,
4.00%, 9/1/28	10,000	9,200
United Natural Foods, Inc., 144A,
6.75%, 10/15/28	10,000	10,400
US Foods, Inc., 144A,
4.75%, 2/15/29	39,000	38,646

(Cost $606,762)		582,541

Healthcare-Products - 1.0%
Avantor Funding, Inc., 144A,
4.625%, 7/15/28	81,000	82,620
Hologic, Inc., 144A,
3.25%, 2/15/29	30,000	28,575
Mozart Debt Merger Sub, Inc.
144A,3.875%, 4/1/29	70,000	66,608
144A,5.25%, 10/1/29(a)	40,000	38,330
Teleflex, Inc.,
4.625%, 11/15/27	25,000	25,375

(Cost $250,802)		241,508

Healthcare-Services - 4.4%
Acadia Healthcare Co., Inc., 144A,
5.00%, 4/15/29	20,000	19,800
Akumin, Inc., 144A,
7.00%, 11/1/25	16,000	14,040
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	35,000	35,875
144A,3.50%, 4/1/30	20,000	18,671
Centene Corp.
2.45%, 7/15/28	100,000	94,520
3.00%, 10/15/30	21,000	20,159
2.50%, 3/1/31	35,000	32,324
Charles River Laboratories International, Inc., 144A,
4.00%, 3/15/31	25,000	23,937
CHS/Community Health Systems, Inc.
144A,5.625%, 3/15/27	50,000	50,496
144A,6.875%, 4/1/28	15,000	13,931
144A,6.875%, 4/15/29	40,000	38,988
144A,6.125%, 4/1/30	20,000	18,650
144A,4.75%, 2/15/31	25,000	23,687
DaVita, Inc.
144A,4.625%, 6/1/30	50,000	48,187
144A,3.75%, 2/15/31	25,000	22,844
Encompass Health Corp.,
4.75%, 2/1/30	35,000	33,513
Envision Healthcare Corp., 144A,
8.75%, 10/15/26	20,000	10,650
Global Medical Response, Inc., 144A,
6.50%, 10/1/25	10,000	9,775
HCA, Inc.
7.69%, 6/15/25	25,000	28,125
7.50%, 11/6/33	50,000	66,500
LifePoint Health, Inc., 144A,
5.375%, 1/15/29	25,000	23,438
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	20,000	19,950
144A,3.875%, 11/15/30	10,000	9,850
144A,3.875%, 5/15/32	10,000	9,733
Prime Healthcare Services, Inc., 144A,
7.25%, 11/1/25	25,000	25,625
Radiology Partners, Inc., 144A,
9.25%, 2/1/28	10,000	10,000
Select Medical Corp., 144A,
6.25%, 8/15/26	30,000	30,238
Surgery Center Holdings, Inc., 144A,
6.75%, 7/1/25(a)	20,000	20,000
Syneos Health, Inc., 144A,
3.625%, 1/15/29	15,000	14,241
Tenet Healthcare Corp.
144A,4.875%, 1/1/26	25,000	25,213
144A,6.25%, 2/1/27	110,000	113,680
144A,6.125%, 10/1/28	30,000	30,442
144A,4.375%, 1/15/30	50,000	48,390
US Renal Care, Inc., 144A,
10.625%, 7/15/27	25,000	25,312

(Cost $1,058,378)		1,030,784

Household Products/Wares - 0.2%
ACCO Brands Corp., 144A,
4.25%, 3/15/29	10,000	9,362
Central Garden & Pet Co.,
4.125%, 10/15/30(a)	10,000	9,548
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A,
5.00%, 12/31/26	25,000	22,594

(Cost $43,082)		41,504

Pharmaceuticals - 2.1%
AdaptHealth LLC, 144A,
5.125%, 3/1/30	20,000	18,500
Bausch Health Americas, Inc., 144A,
9.25%, 4/1/26	30,000	31,125
Bausch Health Cos., Inc.
144A,6.125%, 4/15/25	27,000	27,405
144A,5.00%, 1/30/28	20,000	16,850
144A,4.875%, 6/1/28	25,000	24,098
144A,6.25%, 2/15/29	55,000	46,965
144A,5.25%, 2/15/31	10,000	8,000
Elanco Animal Health, Inc.
5.772%, 8/28/23	18,000	18,585
6.40%, 8/28/28	20,000	21,781
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A,
9.50%, 7/31/27	20,000	19,600
Endo Luxembourg Finance Co I Sarl / Endo US, Inc., 144A,
6.125%, 4/1/29	24,000	22,620
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A,
7.875%, 9/1/25	60,000	63,075

Lannett Co., Inc., 144A,
7.75%, 4/15/26	20,000	10,606
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	15,000	14,798
144A,5.125%, 4/30/31	30,000	30,031
P&L Development LLC / PLD Finance Corp., 144A,
7.75%, 11/15/25	30,000	28,762
Par Pharmaceutical, Inc., 144A,
7.50%, 4/1/27	15,000	15,061
Prestige Brands, Inc.
144A,5.125%, 1/15/28	30,000	30,075
144A,3.75%, 4/1/31	30,000	27,722

(Cost $504,427)		475,659

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena International SA, 144A,
6.125%, 2/1/25
(Cost $14,995)	15,000	15,262

Energy - 13.5%
Energy-Alternate Sources - 0.2%
Atlantica Sustainable Infrastructure PLC, 144A,
4.125%, 6/15/28	10,000	9,638
TerraForm Power Operating LLC
144A,5.00%, 1/31/28	18,000	18,135
144A,4.75%, 1/15/30	20,000	19,700

(Cost $48,607)		47,473

Oil & Gas - 6.2%
Antero Resources Corp., 144A,
7.625%, 2/1/29	40,000	43,400
Apache Corp.,
5.10%, 9/1/40	75,000	75,241
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A,
7.00%, 11/1/26	25,000	24,761
Callon Petroleum Co.
6.125%, 10/1/24	25,000	24,969
144A,8.00%, 8/1/28(a)	10,000	10,375
CNX Resources Corp., 144A,
7.25%, 3/14/27	20,000	21,193
Colgate Energy Partners III LLC, 144A,
5.875%, 7/1/29	10,000	10,305
Comstock Resources, Inc., 144A,
6.75%, 3/1/29	45,000	45,900
Crescent Energy Finance LLC, 144A,
7.25%, 5/1/26	15,000	14,993
CrownRock LP / CrownRock Finance, Inc., 144A,
5.625%, 10/15/25	35,000	35,525
CVR Energy, Inc., 144A,
5.25%, 2/15/25	30,000	29,121
Encino Acquisition Partners Holdings LLC, 144A,
8.50%, 5/1/28	20,000	20,300
Endeavor Energy Resources LP / EER Finance, Inc., 144A,
5.75%, 1/30/28	20,000	20,777
Ensign Drilling, Inc., 144A,
9.25%, 4/15/24(a)	10,000	9,744
EQT Corp.,
6.625%, 2/1/25	150,000	162,375
Gulfport Energy Corp.,
8.00%, 5/17/26	20,000	21,200
Hilcorp Energy I LP / Hilcorp Finance Co., 144A,
5.75%, 2/1/29	50,000	50,250
Laredo Petroleum, Inc.,
9.50%, 1/15/25	40,000	41,500
Matador Resources Co.,
5.875%, 9/15/26	30,000	30,525
Moss Creek Resources Holdings, Inc., 144A,
7.50%, 1/15/26	30,000	26,550
Murphy Oil Corp.
5.75%, 8/15/25	50,000	51,125
6.375%, 12/1/42	15,000	14,025
Nabors Industries Ltd., 144A,
7.25%, 1/15/26	35,000	34,125
Nabors Industries, Inc., 144A,
7.375%, 5/15/27	20,000	20,729
Parkland Corp.
144A,5.875%, 7/15/27	10,000	10,145
144A,4.625%, 5/1/30	25,000	23,562
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	10,000	9,630
5.15%, 11/15/29	10,000	10,077
PBF Holding Co. LLC / PBF Finance Corp.,
6.00%, 2/15/28	40,000	29,400
Precision Drilling Corp., 144A,
7.125%, 1/15/26(a)	20,000	20,200
Range Resources Corp.,
4.875%, 5/15/25	50,000	50,750
Rockcliff Energy II LLC, 144A,
5.50%, 10/15/29	25,000	24,875
SM Energy Co.
144A,10.00%, 1/15/25	100,000	109,500
6.50%, 7/15/28(a)	20,000	20,600
Southwestern Energy Co.
5.95%, 1/23/25	16,000	16,800
5.375%, 2/1/29	24,000	24,750
5.375%, 3/15/30	30,000	31,125
4.75%, 2/1/32	28,000	27,930
Strathcona Resources Ltd., 144A,
6.875%, 8/1/26	20,000	19,600
Sunoco LP / Sunoco Finance Corp.,
6.00%, 4/15/27	30,000	31,063
Transocean Guardian Ltd., 144A,
5.875%, 1/15/24	60,640	58,214
Transocean, Inc.
144A,7.50%, 1/15/26	25,000	19,500
144A,11.50%, 1/30/27	15,000	15,075
144A,8.00%, 2/1/27	10,000	7,425
6.80%, 3/15/38	15,000	8,700
Viper Energy Partners LP, 144A,
5.375%, 11/1/27	25,000	25,625

(Cost $1,360,626)		1,433,554

Oil & Gas Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp., 144A,
6.25%, 4/1/28	30,000	30,150
CGG SA, 144A,
8.75%, 4/1/27(a)	13,000	12,870

CSI Compressco LP / CSI Compressco Finance, Inc., 144A,
7.50%, 4/1/25	10,000	9,950
Exterran Energy Solutions LP / EES Finance Corp.,
8.125%, 5/1/25	10,000	10,062
Oceaneering International, Inc.,
4.65%, 11/15/24	74,000	73,012
Transocean Proteus Ltd., 144A,
6.25%, 12/1/24	12,500	12,469
USA Compression Partners LP / USA Compression Finance Corp.,
6.875%, 4/1/26	50,000	50,349
Weatherford International Ltd.
144A,11.00%, 12/1/24	28,000	28,980
144A,8.625%, 4/30/30	40,000	40,740

(Cost $259,007)		268,582

Pipelines - 5.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A,
5.75%, 1/15/28	50,000	50,750
Buckeye Partners LP, 144A,
4.50%, 3/1/28	50,000	47,750
Cheniere Energy Partners LP
4.50%, 10/1/29	50,000	51,046
4.00%, 3/1/31	55,000	54,450
Cheniere Energy, Inc.,
4.625%, 10/15/28	50,000	51,125
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A,
5.50%, 6/15/31	30,000	29,925
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.75%, 4/1/25	100,000	101,500
DCP Midstream Operating LP
5.375%, 7/15/25	50,000	53,077
5.125%, 5/15/29	15,000	15,750
144A,6.45%, 11/3/36	10,000	12,000
144A,6.75%, 9/15/37	25,000	30,875
5.60%, 4/1/44	10,000	11,025
DT Midstream, Inc., 144A,
4.375%, 6/15/31	50,000	48,926
EnLink Midstream LLC,
5.375%, 6/1/29	25,000	25,000
EnLink Midstream Partners LP
4.15%, 6/1/25	30,000	29,850
5.60%, 4/1/44	25,000	21,500
5.45%, 6/1/47	10,000	8,500
EQM Midstream Partners LP
4.75%, 7/15/23	34,000	34,178
144A,6.50%, 7/1/27	50,000	52,435
5.50%, 7/15/28	25,000	24,669
144A,4.75%, 1/15/31	25,000	23,187
6.50%, 7/15/48	10,000	9,900
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	30,000	30,413
7.75%, 2/1/28	25,000	24,713
Global Partners LP / GLP Finance Corp.,
7.00%, 8/1/27	15,000	15,225
Harvest Midstream I LP, 144A,
7.50%, 9/1/28	15,000	15,150
Hess Midstream Operations LP, 144A,
5.625%, 2/15/26	50,000	51,250
Holly Energy Partners LP / Holly Energy Finance Corp., 144A,
5.00%, 2/1/28	25,000	24,125
ITT Holdings LLC, 144A,
6.50%, 8/1/29	20,000	18,850
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	25,000	24,062
144A,6.50%, 9/30/26	25,000	24,039
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A,
7.50%, 2/1/26	40,000	40,262
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.50%, 11/1/23(a)	20,000	19,400
NuStar Logistics LP,
5.625%, 4/28/27	50,000	50,221
Rockies Express Pipeline LLC, 144A,
4.95%, 7/15/29	35,000	33,950
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A,
8.50%, 10/15/26	25,000	24,938
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A,
6.00%, 12/31/30	20,000	19,300
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	30,000	29,475
144A,4.125%, 8/15/31	30,000	29,850
Western Midstream Operating LP
4.55%, 2/1/30	50,000	51,590
5.45%, 4/1/44	25,000	25,750
5.30%, 3/1/48	25,000	25,625
5.75%, 2/1/50	15,000	15,150

(Cost $1,356,861)		1,380,756

Financial - 11.7%
Banks - 1.3%
Deutsche Bank AG
4.50%, 4/1/25(d)	125,000	128,631
3.742%, 1/7/33(d)	30,000	27,957
Freedom Mortgage Corp.
144A,8.25%, 4/15/25	44,000	44,110
144A,7.625%, 5/1/26	15,000	14,475
Intesa Sanpaolo SpA, 144A,
4.198%, 6/1/32	25,000	22,679
Popular, Inc.,
6.125%, 9/14/23	50,000	52,150

(Cost $291,077)		290,002

Diversified Financial Services - 3.4%
AerCap Holdings NV,
5.875%, 10/10/79(a)	10,000	9,912
Ally Financial, Inc.,
5.75%, 11/20/25	50,000	53,179
Asteroid Private Merger Sub, Inc., 144A,
8.50%, 11/15/29	25,000	24,250
Cobra AcquisitionCo LLC, 144A,
6.375%, 11/1/29	25,000	22,981

Coinbase Global, Inc.
144A,3.375%, 10/1/28	25,000	22,810
144A,3.625%, 10/1/31	5,000	4,422
Curo Group Holdings Corp., 144A,
7.50%, 8/1/28	20,000	17,850
Enact Holdings, Inc., 144A,
6.50%, 8/15/25	20,000	20,750
Global Aircraft Leasing Co. Ltd., 144A,
6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, PIK	51,965	49,627
Home Point Capital, Inc., 144A,
5.00%, 2/1/26(a)	20,000	16,625
LD Holdings Group LLC
144A,6.50%, 11/1/25	5,000	4,825
144A,6.125%, 4/1/28	5,000	4,465
LPL Holdings, Inc., 144A,
4.00%, 3/15/29	25,000	24,406
Midcap Financial Issuer Trust, 144A,
6.50%, 5/1/28	20,000	19,580
Nationstar Mortgage Holdings, Inc., 144A,
5.50%, 8/15/28	56,000	55,580
Navient Corp.
5.50%, 1/25/23	25,000	25,653
MTN, 5.625%, 8/1/33	25,000	21,881
NFP Corp.
144A,4.875%, 8/15/28	20,000	19,412
144A,6.875%, 8/15/28	30,000	28,043
OneMain Finance Corp.
6.875%, 3/15/25	120,000	128,350
7.125%, 3/15/26	45,000	49,005
PennyMac Financial Services, Inc., 144A,
4.25%, 2/15/29	30,000	26,325
PHH Mortgage Corp., 144A,
7.875%, 3/15/26	20,000	19,670
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,3.625%, 3/1/29	10,000	9,400
144A,3.875%, 3/1/31	40,000	37,650
StoneX Group, Inc., 144A,
8.625%, 6/15/25	10,000	10,600
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	10,000	9,632
144A,5.75%, 6/15/27	10,000	9,585
144A,5.50%, 4/15/29(a)	15,000	13,631
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A,
6.375%, 2/1/30	20,000	19,095

(Cost $788,576)		779,194

Insurance - 1.7%
Acrisure LLC / Acrisure Finance, Inc.
144A,7.00%, 11/15/25	35,000	34,874
144A,4.25%, 2/15/29	36,000	34,020
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A,
6.75%, 10/15/27	41,000	39,872
AmWINS Group, Inc., 144A,
4.875%, 6/30/29	15,000	14,250
AssuredPartners, Inc., 144A,
5.625%, 1/15/29	20,000	18,455
BroadStreet Partners, Inc., 144A,
5.875%, 4/15/29	14,000	12,950
Genworth Holdings, Inc.
4.80%, 2/15/24	50,000	51,500
2.509%, 11/15/36	15,000	8,812
Global Atlantic Fin Co., 144A,
4.70%, 10/15/51	15,000	14,440
HUB International Ltd., 144A,
7.00%, 5/1/26	80,000	81,099
Liberty Mutual Group, Inc.
144A,7.80%, 3/15/37	10,000	13,375
144A,4.125%, 12/15/51	30,000	28,650
144A,4.30%, 2/1/61	10,000	8,269
MBIA, Inc.,
5.70%, 12/1/34	10,000	9,825
Radian Group, Inc.,
6.625%, 3/15/25	25,000	26,687

(Cost $401,839)		397,078

Real Estate - 0.7%
Cushman & Wakefield US Borrower LLC, 144A,
6.75%, 5/15/28	20,000	21,000
Howard Hughes Corp.
144A,5.375%, 8/1/28	35,000	35,548
144A,4.375%, 2/1/31	10,000	9,325
Hunt Cos., Inc., 144A,
5.25%, 4/15/29	25,000	24,008
Kennedy-Wilson, Inc.
4.75%, 3/1/29	15,000	14,700
5.00%, 3/1/31	10,000	9,732
Newmark Group, Inc.,
6.125%, 11/15/23	10,000	10,575
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29	15,000	14,906
144A,5.25%, 4/15/30	15,000	14,321
WeWork Cos. LLC / WW Co.-Obligor, Inc., 144A,
5.00%, 7/10/25	10,000	8,450
WeWork Cos., Inc., 144A,
7.875%, 5/1/25	12,000	10,920

(Cost $177,952)		173,485

Real Estate Investment Trusts - 4.0%
American Finance Trust, Inc. / American Finance Operating Partner LP, 144A,
4.50%, 9/30/28	20,000	18,705
Apollo Commercial Real Estate Finance, Inc., 144A,
4.625%, 6/15/29	10,000	9,050
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A,
5.75%, 5/15/26	45,000	44,606
Diversified Healthcare Trust,
4.375%, 3/1/31	15,000	12,840
HAT Holdings I LLC / HAT Holdings II LLC, 144A,
3.75%, 9/15/30	25,000	22,969
Iron Mountain, Inc.
144A,4.875%, 9/15/27	75,000	74,156

144A,4.50%, 2/15/31	50,000	47,000
iStar, Inc.,
4.75%, 10/1/24	25,000	25,250
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A,
4.25%, 2/1/27	45,000	44,269
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
144A,4.625%, 6/15/25	72,000	74,970
5.75%, 2/1/27	100,000	108,750
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27	50,000	51,195
3.50%, 3/15/31	25,000	23,689
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A,
4.875%, 5/15/29	10,000	9,663
RHP Hotel Properties LP / RHP Finance Corp., 144A,
4.50%, 2/15/29	20,000	18,950
SBA Communications Corp.
3.875%, 2/15/27	50,000	50,136
3.125%, 2/1/29	35,000	32,562
Service Properties Trust
7.50%, 9/15/25	40,000	42,110
4.95%, 2/15/27	25,000	23,375
4.95%, 10/1/29	25,000	22,725
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A,
7.875%, 2/15/25	50,000	52,203
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A,
6.50%, 2/15/29	36,000	33,480
VICI Properties LP / VICI Note Co., Inc.
144A,3.50%, 2/15/25	15,000	15,110
144A,4.25%, 12/1/26	50,000	50,750
XHR LP, 144A,
4.875%, 6/1/29	20,000	19,350

(Cost $925,140)		927,863

Venture Capital - 0.6%
Compass Group Diversified Holdings LLC, 144A,
5.25%, 4/15/29	58,000	56,207
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	50,000	50,552
5.25%, 5/15/27	45,000	44,910

(Cost $159,241)		151,669

Industrial - 9.8%
Aerospace/Defense - 2.4%
Bombardier, Inc.
144A,7.50%, 12/1/24	71,000	73,840
144A,7.125%, 6/15/26	25,000	25,074
144A,7.875%, 4/15/27	65,000	66,032
Howmet Aerospace, Inc.
5.125%, 10/1/24	86,000	90,685
6.875%, 5/1/25	20,000	22,077
5.95%, 2/1/37	25,000	27,715
Spirit AeroSystems, Inc.
144A,7.50%, 4/15/25	50,000	52,062
4.60%, 6/15/28	25,000	23,875
TransDigm, Inc.
144A,6.25%, 3/15/26	27,000	27,853
7.50%, 3/15/27	50,000	52,125
4.875%, 5/1/29	35,000	33,338
Triumph Group, Inc., 144A,
6.25%, 9/15/24	50,000	49,750

(Cost $529,901)		544,426

Building Materials - 0.9%
Builders FirstSource, Inc., 144A,
5.00%, 3/1/30	25,000	25,683
CP Atlas Buyer, Inc., 144A,
7.00%, 12/1/28	15,000	13,500
Griffon Corp.,
5.75%, 3/1/28	25,000	24,962
JELD-WEN, Inc., 144A,
4.875%, 12/15/27	20,000	19,550
Masonite International Corp., 144A,
3.50%, 2/15/30	25,000	23,250
SRM Escrow Issuer LLC, 144A,
6.00%, 11/1/28	25,000	25,051
Standard Industries, Inc.
144A,4.75%, 1/15/28	20,000	19,650
144A,4.375%, 7/15/30	17,000	16,095
144A,3.375%, 1/15/31	17,000	15,215
Summit Materials LLC / Summit Materials Finance Corp., 144A,
5.25%, 1/15/29	27,000	27,270
Victors Merger Corp., 144A,
6.375%, 5/15/29	10,000	8,687

(Cost $222,454)		218,913

Electrical Components & Equipment - 0.4%
EnerSys, 144A,
5.00%, 4/30/23	50,000	50,625
WESCO Distribution, Inc., 144A,
7.25%, 6/15/28	40,000	43,046

(Cost $93,841)		93,671

Electronics - 0.8%
II-VI, Inc., 144A,
5.00%, 12/15/29	20,000	20,050
Imola Merger Corp., 144A,
4.75%, 5/15/29	49,000	47,603
Sensata Technologies BV, 144A,
5.625%, 11/1/24	100,000	105,605
Sensata Technologies, Inc., 144A,
3.75%, 2/15/31	20,000	18,475

(Cost $195,444)		191,733

Engineering & Construction - 0.6%
AECOM,
5.125%, 3/15/27	35,000	35,963
Artera Services LLC, 144A,
9.033%, 12/4/25	15,000	15,098
Brand Industrial Services, Inc., 144A,
8.50%, 7/15/25	30,000	27,525
Cellnex Finance Co. SA, 144A,
3.875%, 7/7/41	20,000	17,018
TopBuild Corp., 144A,
4.125%, 2/15/32	10,000	9,557

Tutor Perini Corp., 144A,
6.875%, 5/1/25(a)	30,000	29,513

(Cost $140,266)		134,674

Environmental Control - 0.7%
Clean Harbors, Inc., 144A,
5.125%, 7/15/29	5,000	5,133
Covanta Holding Corp.,
5.00%, 9/1/30	20,000	19,269
GFL Environmental, Inc.
144A,3.75%, 8/1/25	50,000	49,750
144A,4.00%, 8/1/28	20,000	18,638
144A,3.50%, 9/1/28	10,000	9,576
144A,4.75%, 6/15/29	25,000	23,934
Madison IAQ LLC, 144A,
5.875%, 6/30/29	50,000	45,250

(Cost $183,058)		171,550

Machinery-Construction & Mining - 0.2%
Terex Corp., 144A,
5.00%, 5/15/29	20,000	19,905
Vertiv Group Corp., 144A,
4.125%, 11/15/28	20,000	18,450

(Cost $39,947)		38,355

Machinery-Diversified - 0.2%
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A,
7.75%, 4/15/26
(Cost $47,780)	50,000	49,125

Miscellaneous Manufacturing - 0.2%
FXI Holdings, Inc., 144A,
12.25%, 11/15/26	25,000	26,861
Hillenbrand, Inc.,
5.75%, 6/15/25	15,000	15,487

(Cost $37,971)		42,348

Packaging & Containers - 2.9%
ARD Finance SA, 144A,
6.50%, 6/30/27, 6.50% Cash or 7.25% PIK, PIK	80,000	76,800
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A,
4.00%, 9/1/29	10,000	9,428
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A,
4.125%, 8/15/26	25,000	24,312
Ball Corp.
5.25%, 7/1/25	20,000	21,310
4.875%, 3/15/26	76,000	79,572
2.875%, 8/15/30	30,000	27,519
Berry Global, Inc., 144A,
5.625%, 7/15/27	39,000	39,829
Crown Americas LLC / Crown Americas Capital Corp. V,
4.25%, 9/30/26	30,000	30,815
Graham Packaging Co., Inc., 144A,
7.125%, 8/15/28	25,000	24,188
Graphic Packaging International LLC
4.125%, 8/15/24	46,000	47,711
144A,3.50%, 3/1/29	10,000	9,425
144A,3.75%, 2/1/30	10,000	9,555
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC, 144A,
6.00%, 9/15/28	10,000	9,757
Intertape Polymer Group, Inc., 144A,
4.375%, 6/15/29	20,000	19,025
LABL, Inc.
144A,10.50%, 7/15/27	25,000	25,563
144A,5.875%, 11/1/28	25,000	23,960
Mauser Packaging Solutions Holding Co., 144A,
7.25%, 4/15/25	35,000	34,431
Owens-Brockway Glass Container, Inc., 144A,
5.875%, 8/15/23	36,000	37,080
Sealed Air Corp., 144A,
5.50%, 9/15/25	57,000	59,850
Trivium Packaging Finance BV, 144A,
5.50%, 8/15/26	50,000	50,600

(Cost $678,256)		660,730

Transportation - 0.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 144A,
8.50%, 7/15/23	10,000	5,494
First Student Bidco, Inc. / First Transit Parent, Inc., 144A,
4.00%, 7/31/29	25,000	23,688
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 144A,
10.75%, 7/1/25	10,000	10,606
Watco Cos. LLC / Watco Finance Corp., 144A,
6.50%, 6/15/27	35,000	35,525
XPO Logistics, Inc., 144A,
6.25%, 5/1/25	25,000	25,959

(Cost $108,638)		101,272

Trucking & Leasing - 0.1%
Fortress Transportation and Infrastructure Investors LLC, 144A,
5.50%, 5/1/28
(Cost $18,541)	18,000	17,280

Technology - 4.2%
Computers - 1.3%
Booz Allen Hamilton, Inc., 144A,
3.875%, 9/1/28	40,000	38,900
Condor Merger Sub, Inc., 144A,
7.375%, 2/15/30	40,000	38,700
Diebold Nixdorf, Inc., 144A,
9.375%, 7/15/25	10,000	10,377
Exela Intermediate LLC / Exela Finance, Inc., 144A,
11.50%, 7/15/26(a)	18,000	11,003
NCR Corp.
144A,5.125%, 4/15/29	40,000	39,619
144A,6.125%, 9/1/29	25,000	26,070
Presidio Holdings, Inc., 144A,
8.25%, 2/1/28	25,000	25,641
Seagate HDD Cayman
4.875%, 6/1/27	10,000	10,258
4.091%, 6/1/29	14,000	13,545
4.125%, 1/15/31	40,000	38,054
3.375%, 7/15/31	5,000	4,569
5.75%, 12/1/34	10,000	10,475
Vericast Corp., 144A,
11.00%, 9/15/26	20,000	20,175

(Cost $290,600)		287,386

Office/Business Equipment - 0.4%
Pitney Bowes, Inc.
4.625%, 3/15/24(a)	10,000	10,225
144A,6.875%, 3/15/27	12,000	11,340
Xerox Corp.
4.375%, 3/15/23	25,000	25,312
6.75%, 12/15/39	27,000	26,730
Xerox Holdings Corp., 144A,
5.50%, 8/15/28	25,000	24,813

(Cost $101,820)		98,420

Semiconductors - 0.2%
Amkor Technology, Inc., 144A,
6.625%, 9/15/27	15,000	15,750
Entegris, Inc., 144A,
4.375%, 4/15/28	10,000	9,825
ON Semiconductor Corp., 144A,
3.875%, 9/1/28	15,000	14,944

(Cost $41,722)		40,519

Software - 2.3%
Black Knight InfoServ LLC, 144A,
3.625%, 9/1/28	12,000	11,400
Camelot Finance SA, 144A,
4.50%, 11/1/26	15,000	15,089
CDK Global, Inc., 144A,
5.25%, 5/15/29	25,000	25,408
Clarivate Science Holdings Corp., 144A,
4.875%, 7/1/29	38,000	35,973
Consensus Cloud Solutions, Inc., 144A,
6.50%, 10/15/28	16,000	16,160
Fair Isaac Corp., 144A,
4.00%, 6/15/28	20,000	19,775
Minerva Merger Sub, Inc., 144A,
6.50%, 2/15/30	50,000	48,229
MSCI, Inc.
144A,4.00%, 11/15/29	50,000	50,519
144A,3.875%, 2/15/31	20,000	19,965
144A,3.625%, 11/1/31	25,000	24,151
Open Text Corp., 144A,
3.875%, 12/1/29	25,000	23,664
Open Text Holdings, Inc., 144A,
4.125%, 2/15/30	30,000	28,875
PTC, Inc., 144A,
3.625%, 2/15/25	25,000	25,000
Rackspace Technology Global, Inc., 144A,
5.375%, 12/1/28(a)	30,000	27,075
SS&C Technologies, Inc., 144A,
5.50%, 9/30/27	50,000	51,500
Twilio, Inc.,
3.875%, 3/15/31	33,000	31,076
Veritas US, Inc. / Veritas Bermuda Ltd., 144A,
7.50%, 9/1/25	70,000	69,409
Ziff Davis, Inc., 144A,
4.625%, 10/15/30	14,000	13,510

(Cost $562,546)		536,778

Utilities - 1.3%
Electric - 1.1%
Calpine Corp.
144A,5.25%, 6/1/26	21,000	21,315
144A,5.125%, 3/15/28	25,000	24,201
144A,5.00%, 2/1/31	25,000	23,125
144A,3.75%, 3/1/31	20,000	18,075
Clearway Energy Operating LLC, 144A,
4.75%, 3/15/28	50,000	50,408
NextEra Energy Operating Partners LP, 144A,
4.50%, 9/15/27	50,000	49,940
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A,
4.50%, 8/15/28	20,000	19,597
PG&E Corp.
5.00%, 7/1/28(a)	20,000	19,816
5.25%, 7/1/30	20,000	19,967
Pike Corp., 144A,
5.50%, 9/1/28	10,000	9,700

(Cost $264,484)		256,144

Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.625%, 5/20/24
(Cost $53,032)	50,000	51,125

TOTAL CORPORATE BONDS (Cost $22,900,680)		22,602,478

SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
(Cost $232,771)	232,771	232,771

CASH EQUIVALENTS - 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
(Cost $156,466)	156,466	156,466

TOTAL INVESTMENTS - 99.1% (Cost $23,289,917)		$22,991,715
Other assets and liabilities, net - 0.9%		214,498

NET ASSETS - 100.0%		$23,206,213

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
CORPORATE BONDS — 0.7%
Financial — 0.7%
Deutsche Bank AG,4.50%, 4/1/25(d)
81,427	52,498	—	—	(5,294)	4,127	—	125,000	128,631
Deutsche Bank AG,3.74%, 1/7/33(d)
—	28,113	—	—	(156)	—	—	30,000	27,957
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
123,494	109,277(g)	—	—	—	17	—	232,771	232,771
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
104,701	3,071,725	(3,019,960)	—	—	47	—	156,466	156,466

309,622	3,261,613	(3,019,960)	—	(5,450)	4,191	—	544,237	545,825

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $683,532, which is 2.9% of net assets.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Perpetual, callable security with no stated maturity date.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $478,930.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (h)	$—	$22,602,478	$—	$22,602,478
Short-Term Investments (h)	389,237	—	—	389,237

TOTAL	$389,237	$22,602,478	$—	$22,991,715

(h)	See Schedule of Investments for additional detailed categorizations.